Rule 497(e)

Registration No. 333-141917

1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated January 2, 2015 to

Prospectus Dated August 1, 2014

Restructuring Affecting Wisconsin Capital Management, LLC

As part of an internal restructuring (the "Restructuring"), on December 31, 2014, TGP, Inc., the holder of a majority of the voting units of Wisconsin Capital Management, LLC (the "Advisor"), acquired all of the voting units of the Advisor not then held by it. TGP, Inc. is wholly and directly owned by Thomas G. Plumb. A number of other changes affecting the Funds took place concurrent with this Restructuring, effective as of that date; however, the Restructuring did not affect the control of the Advisor and will not have any significant impact on the day-to-day management of the Fund. Mr. Thomas Plumb continues to serve as President of Wisconsin Capital Funds, Inc. (the "Funds") and as the lead portfolio manager of the Plumb Balanced Fund and the Plumb Equity Fund.

In conjunction with the Restructuring, the Funds entered into a Sub-Administration Services Agreement with the Advisor and SVA Plumb Wealth Management, LLC. Under this Sub-Administration Services Agreement, SVA Plumb Wealth Management, LLC has agreed to perform certain administrative functions for the benefit of the Funds under the oversight of Wisconsin Capital Management, LLC, the administrator for each of the Funds. In addition, Timothy R. O'Brien, who served as an associate portfolio manager of the Balanced Fund and the Equity Fund as well as the Funds' Chief Financial Officer and Vice President, and Ken S. Cavalluzzo, who served as an assistant portfolio manager of the Balanced Fund and the Equity Fund, are no longer associated with the Advisor or the Funds. Mr. Nathan Plumb, who previously served as assistant portfolio manager for both the Balanced Fund and the Equity Fund, has been appointed associate portfolio manager of those Funds and Chief Financial Officer of the Funds. The address of the Advisor has also changed.

Amendments to the Plumb Funds' Prospectus

As a result of the Restructuring, the following changes are being made to the Funds' Prospectus:

Change in Ownership. The third paragraph under the heading "Investment Advisor" on page 15 of the Prospectus is hereby deleted and replaced as follows:

TGP, Inc., which is wholly and directly owned by Thomas G. Plumb, holds all of the voting units of the Advisor.

Changes in Portfolio Managers and Chief Financial Officer. The section under the heading "Portfolio Managers" on page 5 of the Prospectus is hereby deleted and replaced as follows:

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The Balanced Fund is managed by a team consisting of portfolio manager Mr. Thomas G. Plumb and associate portfolio manager Mr. Nathan M. Plumb.

Thomas G. Plumb. Mr. Thomas Plumb has been a portfolio manager of the Balanced Fund since the Fund’s inception in May 2007. He is also the President, Chief Executive Officer and Chairman of the Plumb Funds.

Nathan M. Plumb. Mr. Nathan Plumb has been an associate portfolio manager of the Balanced Fund since January 2015 and was an assistant portfolio manager of the Balanced Fund from August 2013 through December 2014. He is also the Chief Financial Officer of the Plumb Funds.

The section under the heading "Portfolio Managers" on page 9 of the Prospectus is hereby deleted and replaced as follows:

The Equity Fund is managed by a team consisting of portfolio manager Mr. Thomas G. Plumb and associate portfolio manager Mr. Nathan M. Plumb.

Thomas G. Plumb. Mr. Thomas Plumb has been a portfolio manager of the Equity Fund since the Fund’s inception in May 2007. He is also the President, Chief Executive Officer and Chairman of the Plumb Funds.

Nathan M. Plumb. Mr. Nathan Plumb has been an associate portfolio manager of the Equity Fund since January 2015 and was an assistant portfolio manager of the Equity Fund from August 2013 through December 2014. He is also the Chief Financial Officer of the Plumb Funds.

The section under the heading "Portfolio Managers" beginning on page 15 of the Prospectus is hereby deleted and replaced as follows:

Each Fund is managed by a team consisting of portfolio manager Mr. Thomas G. Plumb and associate portfolio manager Mr. Nathan M. Plumb. While Mr. Thomas Plumb leads the team, he works closely with Mr. Nathan Plumb in researching and selecting investments for the Funds. Mr. Nathan Plumb provides input on asset allocation, portfolio construction, and security selection, and he participates in and directs investment research. Mr. Thomas Plumb primarily is responsible for final investment decisions for the Funds. However, either Mr. Thomas Plumb or Mr. Nathan Plumb may effect transactions in the Funds' securities portfolios consistent with the parameters established from time to time by the team of portfolio managers under Mr. Thomas Plumb's direction. Biographical information about each of the portfolio managers follows.

Thomas G. Plumb, CFA. Mr. Thomas Plumb has been a portfolio manager of the Funds since the Funds’ inception in May 2007. He has also served as the President, Chief Executive Officer and Chairman of the Plumb Funds since their inception in May 2007. Mr. Plumb is a Principal and the founder of Wisconsin Capital Management, LLC, since January 2004, a firm that traces its origins back over twenty-five years. He has over thirty years of experience as an investment professional including twenty years as the lead manager of two balanced mutual funds, the Thompson Plumb Balanced Fund and the Dreyfus Premier Balanced Opportunity Fund. Mr. Plumb earned a Bachelor of Business Administration degree from the University of Wisconsin-Madison in 1975 and also holds a Chartered Financial Analyst (CFA) designation.

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Nathan M. Plumb. Mr. Nathan Plumb has been an associate portfolio manager for the Funds since January 2015, and served as an assistant portfolio manager of the Funds from August 2013 through December 2014. He also serves as Chief Financial Officer of the Funds. Mr. Plumb has served in various roles with Wisconsin Capital Management and related entities since 2003, including as an active member of Wisconsin Capital Management’s research committee since 2010 and as a portfolio manager for privately managed accounts since 2009. He also previously served as a financial consultant for SVA Plumb Wealth Management. He obtained a Masters of Business Administration from the University of Wisconsin and a Bachelor’s degree in Psychology from Gustavus Adolphus College. He also holds his Certified Trust and Financial Advisor (CTFA) certification.

The Statement of Additional Information (the "SAI") provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

The reference to Mr. O'Brien on page 30 of the Prospectus in the list of Officers of the Funds is hereby replaced by reference to Mr. Nathan Plumb.

Change in the Advisor's Address. Effective January 1, 2015, the address of the Advisor has changed to 8020 Excelsior Drive, Suite 402, Madison, Wisconsin 53717. The address of the Advisor on pages 15 and 30 of the Prospectus is replaced with this new address.

Administration Services Agreement. The following bullet point is added to the list beginning on page 21 of the Prospectus of third-party service providers receiving certain portfolio holdings information:

•	SVA Plumb Wealth Management, LLC —serves as a sub-administrative agent for the Funds and generally receives portfolio holdings information on a daily basis;

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Rule 497(e)

Registration No. 333-141917

1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated January 2, 2015 to

Statement of Additional Information Dated August 1, 2014

Restructuring Affecting Wisconsin Capital Management, LLC

As part of an internal restructuring (the "Restructuring"), on December 31, 2014, TGP, Inc., the holder of a majority of the voting units of Wisconsin Capital Management, LLC (the "Advisor"), acquired all of the voting units of the Advisor not then held by it. TGP, Inc. is wholly and directly owned by Thomas G. Plumb. A number of other changes affecting the Funds took place concurrent with this Restructuring, effective as of that date; however, the Restructuring did not affect the control of the Advisor and will not have any significant impact on the day-to-day management of the Fund. Mr. Thomas Plumb continues to serve as President of Wisconsin Capital Funds, Inc. (the "Funds") and as the lead portfolio manager of the Plumb Balanced Fund and the Plumb Equity Fund.

In conjunction with the Restructuring, the Funds entered into a Sub-Administration Services Agreement with the Advisor and SVA Plumb Wealth Management, LLC. Under this Sub-Administration Services Agreement, SVA Plumb Wealth Management, LLC has agreed to perform certain administrative functions for the benefit of the Funds under the oversight of Wisconsin Capital Management, LLC, the administrator for each of the Funds. In addition, Timothy R. O'Brien, who served as an associate portfolio manager of the Balanced Fund and the Equity Fund as well as the Funds' Chief Financial Officer and Vice President, and Ken S. Cavalluzzo, who served as an assistant portfolio manager of the Balanced Fund and the Equity Fund, are no longer associated with the Advisor or the Funds. Mr. Nathan Plumb, who previously served as assistant portfolio manager for both the Balanced Fund and the Equity Fund, has been appointed associate portfolio manager of those Funds and Chief Financial Officer of the Funds. The address of the Advisor has also changed.

Amendments to the Plumb Funds' Statement of Additional Information

As a result of the Restructuring, the following changes are being made to the Funds' Statement of Additional Information:

Sub-Administration Agreement. The following text is added immediately following the first paragraph under the heading "Administration Services" on page 26 of the Prospectus:

Under a Sub-Administration Services Agreement with the Advisor and SVA Plumb Wealth Management, LLC, SVA Plumb Wealth Management, LLC has agreed to perform these administrative functions for the benefit of the Funds under the oversight of Wisconsin Capital Management, LLC, the administrator for each of the Funds. Any fees under this Sub-Administration Services Agreement are borne by Wisconsin Capital Management, LLC and not by the Funds.

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Change in Address. The address of the Advisor has changed to 8020 Excelsior Drive, Suite 402, Madison, Wisconsin 53717. The address of the Advisor on pages 1, 13, 23, and 35 of the Statement of Additional Information is replaced with this new address.

Changes in Portfolio Managers and Chief Financial Officer. Entries referring to each of Messrs. O'Brien and Cavalluzzo included under the heading "Information About Portfolio Managers" beginning on page 24 of the Statement of Additional Information are hereby deleted in their entirety.

The entry referring to Mr. O'Brien on page 15 of the Funds' Statement of Additional Information is hereby substituted in its entirety with the following information relating to Mr. Nathan Plumb:

Name, Address and Age	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Nathan M. Plumb Birth Date: 6/10/75	Chief Financial Officer	Since January 2015	Portfolio Manager of Wisconsin Capital Management, LLC since 2009; Financial Consultant for SVA Plumb Wealth Management, LLC, 2011-2014.	N/A	N/A

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